OTHER INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 4:	OTHER INTANGIBLE ASSETS, NET

	June 30,	December 31,
	2020	2019
	$	$
Customer relationship & Other	1,599	1,824
IP & Technology	3,490	3,630
Capitalized software development costs	2,542	2,611

	7,632	8,065